Loans and advances to financial institutions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Financial Institutions
Reverse repurchase agreements	[1]	R$ 109,054,313	R$ 67,500,239
Loans to financial institutions		13,462,268	15,996,771
Expected credit loss		(28,252)	(70,194)
Total		122,488,329	83,426,816
Repurchase Agreements Investments In Repo Operations Given In Guarantee		R$ 64,876,703	R$ 43,869,456

[1]	On December 31, 2022, it included financial investments given in guarantee in the amount of R$64,876,703 thousand (December 31, 2021 - R$43,869,456 thousand).